Income tax benefit/(expense) - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	€ 199.5	€ 153.8
Tax losses carried forward	821.6	628.3
Parent
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	272.1	234.9
Valneva Austria GmbH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	521.7	380.0
Valneva USA, Inc.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	0.0	0.4
Valneva Scotland Ltd.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	19.6	0.8
Valneva Sweden AB
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	€ 8.2	€ 12.6